Litigation (Details) - Savant [Member] - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018
Aggregate cost	$ 3,400
Deductible	500
Offset payment due	2,000
Amount owed	$ 1,400
Accrued expenses		$ 2,000	$ 2,000